RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Financial Instrument Asset & Liabilities Designated as Hedging and Non-Hedging (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (287)	$ 134	$ (1,392)
Less: current portion	248	142
Long-term portion	(39)	276
IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(175)	(103)	(491)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(50)	(48)	12
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	26	105	135
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(196)	(8)	(284)
Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	320	566	171
Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(212)	(378)	$ (935)
Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	592	786
Less: current portion	(157)	(102)
Long-term portion	435	684
Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	78	8
Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	104	60
Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	85	115
Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	5	37
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	320	566
Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(879)	(652)
Less: current portion	405	244
Long-term portion	(474)	(408)
Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(253)	(111)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(154)	(108)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(59)	(10)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(201)	(45)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(212)	(378)
Designated and not Designated as Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(287)	134
Designated and not Designated as Hedging Instruments | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(175)	(103)
Designated and not Designated as Hedging Instruments | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(50)	(48)
Designated and not Designated as Hedging Instruments | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	26	105
Designated and not Designated as Hedging Instruments | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(196)	(8)
Designated and not Designated as Hedging Instruments | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	320	566
Designated and not Designated as Hedging Instruments | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(212)	(378)
Instruments designated as hedges | Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	70	128
Instruments designated as hedges | Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	38	0
Instruments designated as hedges | Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	3
Instruments designated as hedges | Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	27	106
Instruments designated as hedges | Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	5	19
Instruments designated as hedges | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments designated as hedges | Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments designated as hedges | Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(448)	(92)
Instruments designated as hedges | Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(165)	(41)
Instruments designated as hedges | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(26)	(4)
Instruments designated as hedges | Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(56)	(10)
Instruments designated as hedges | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(201)	(37)
Instruments designated as hedges | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments designated as hedges | Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	202	92
Instruments not designated as hedges | Financial Instruments Assets | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	320	566
Instruments not designated as hedges | Financial Instruments Assets | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	40	8
Instruments not designated as hedges | Financial Instruments Assets | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | IFRS 9 PPAs | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	104	57
Instruments not designated as hedges | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Energy derivative contracts | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	58	9
Instruments not designated as hedges | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Interest rate swaps | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	18
Instruments not designated as hedges | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Foreign exchange swaps | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Investments in debt and equity securities | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	320	566
Instruments not designated as hedges | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Assets | Tax equity | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(431)	(560)
Instruments not designated as hedges | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(88)	(70)
Instruments not designated as hedges | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(128)	(104)
Instruments not designated as hedges | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(3)	0
Instruments not designated as hedges | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	(8)
Instruments not designated as hedges | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Instruments not designated as hedges | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (212)	$ (378)